Statutory Reserves and Increase in Capital	12 Months Ended
Dec. 31, 2020
Statutory Reserves Disclosures [Abstract]
STATUTORY RESERVES AND INCREASE IN CAPITAL

Note 16 – STATUTORY RESERVES AND INCREASE IN CAPITAL

According to the Company Law in the PRC, companies are required to set aside 10% of their after-tax profit to general reserves each year, based on the PRC accounting standards, until the cumulative total of such reserves reaches 50% of the registered capital. These general reserves are not distributable as cash dividends to equity owners. The Company had appropriated $7,761,226 and $5,818,330 to statutory reserves as of December 31, 2020 and 2019, respectively.

On April 10, 2020, the Company increased the registered capital of Taiying using funds from its retained earnings. As a result, $3,411,331 of retained earnings was transferred to additional paid-in capital during the year ended December 31, 2020.

On March 29, 2019, the Company increased the registered capital of Taiying using funds from its retained earnings. As a result, $3,871,871 of retained earnings was transferred to additional paid-in capital during the year ended December 31, 2019.